Restricted Share Units - Schedule of RSUs (Details) - Restricted Share Units [Member]	6 Months Ended				12 Months Ended
	Apr. 30, 2026 $ / shares shares		Apr. 30, 2026 $ / shares shares		Oct. 31, 2025 $ / shares shares	Oct. 31, 2025 $ / shares shares
Schedule of RSUs [Line Items]
Number of RSUs, Beginning balance	191		191		661	661
Weighted average issue price, Beginning balance | (per share)	$ 1,016.8		$ 1,208.6		$ 720	$ 1,020
Number of RSUs, Granted	200	[1]	200	[1]	1,757	1,757
Weighted average issue price, Granted | (per share)	$ 21.7	[1]	$ 29.4	[1]	$ 456.8	$ 647.5
Number of RSUs, Exercised	(388)		(388)		(2,227)	(2,227)
Weighted average issue price, Exercised | (per share)	$ 166		$ 226.2		$ 493.2	$ 692.4
Number of RSUs, Ending Balance	3		3		191	191
Weighted average issue price, Ending Balance | (per share)	$ 6,283.04		$ 8,560		$ 1,016.8	$ 1,208.6

[1]	During the six months ended April 30, 2026, the Company issued 200 RSUs to consultants, directors and officers. The RSUs vested with a fair value of $4,340 (2025 - $609,196). The RSUs are all fully vested and exercisable.